Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 157,640	¥ 143,254
Gross carrying amount		6,831	6,920
Gross carrying amount		164,471	150,173
Accumulated amortization		122,251	114,702
Net carrying amount		35,389	28,552
Net carrying amount		6,831	6,920
Net carrying amount		42,220	35,472
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	150,652	135,756
Accumulated amortization	[1]	117,197	109,570
Net carrying amount	[1]	33,455	26,186
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		6,988	7,498
Accumulated amortization		5,054	5,131
Net carrying amount		¥ 1,934	¥ 2,366

[1]	Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.